Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500 Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
PRUDENTIALS GIBRALTAR FUND
Prospectus [Line Items]
Average Annual Return, Percent	14.31%	8.87%	15.32%